Other assets - Components of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
Corporate/bank-owned life insurance	$ 5,219	$ 4,937
Accounts receivable	3,802	3,692
Fails to deliver	1,671	2,274
Software	1,590	1,652
Prepaid pension assets	1,464	1,357
Renewable energy investments	1,144	1,264
Equity in a joint venture and other investments	1,102	1,064
Qualified affordable housing project investments	1,024	999
Prepaid expense	491	385
Federal Reserve Bank stock	466	484
Income taxes receivable	388	1,125
Seed capital	184	224
Fair value of hedging derivatives	21	289
Other	1,655	1,552
Total other assets	20,221	21,298
Federal Home Loan Bank stock, at cost	$ 22	$ 111